Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net earnings	$ 144,691	$ 194,544
Depreciation and amortization	202,536	177,421
Loss on disposal of operations (note 5)	2,282	26,834
Gains attributable to mortgage servicing rights	(17,722)	(17,385)
Gains attributable to the fair value of mortgage premiums and origination fees	(16,335)	(16,582)
Deferred tax	(9,924)	(25,997)
Earnings from equity accounted investments	(5,078)	(6,677)
Stock option expense (note 21)	27,087	21,853
Amortization of advisor loans	33,844	27,408
Contingent consideration (note 7)	32,948	53,869
Other	23,649	19,498
Increase in accounts receivable, prepaid expenses and other assets	(203,727)	(469,062)
Increase in accounts payable, accrued expenses and other liabilities	9,036	39,166
Decrease in accrued compensation	(70,395)	(85,547)
Contingent acquisition consideration paid	(39,115)	(69,224)
Proceeds received on sale of mortgage loans	1,138,535	1,137,730
Principal funded on originated mortgage loans	(1,262,361)	(973,466)
Increase (decrease) in warehouse credit facilities	144,493	(138,625)
Sales to AR Facility, net (note 16)	31,217	171,273
Net cash provided by operating activities	165,661	67,031
Investing activities
Acquisitions of businesses, net of cash acquired (note 4)	(60,343)	(1,007,297)
Purchases of fixed assets	(84,524)	(67,681)
Advisor loans issued	(75,243)	(55,610)
Purchases of warehouse fund assets	(122,604)	(161,042)
Proceeds from disposal of warehouse fund assets	74,627	137,578
Collections of AR facility deferred purchase price (note 16)	124,313	288,004
Other investing activities	9,791	(6,796)
Net cash used in investing activities	(133,983)	(872,844)
Financing activities
Increase in long-term debt	924,980	1,629,242
Repayment of long-term debt	(832,934)	(700,201)
Purchases of non-controlling interests' subsidiary shares, net	(32,661)	(31,622)
Contingent acquisition consideration paid	(17,415)	(56,290)
Proceeds received on exercise of stock options	42,058	16,779
Dividends paid to common shareholders	(13,517)	(13,100)
Distributions paid to non-controlling interests	(77,400)	(62,926)
Repurchases of Subordinate Voting Shares	0	(165,728)
Other financing activities	(917)	(3,237)
Net cash provided by (used in) financing activities	(7,806)	612,917
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(3,839)	(33,333)
Net change in cash, cash equivalents and restricted cash	20,033	(226,229)
Cash, cash equivalents and restricted cash, beginning of year	199,042	425,271
Cash, cash equivalents and restricted cash, end of year	$ 219,075	$ 199,042